Summary of Significant Accounting Policies - Additional Information (details) (USD $)					12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Newcastle [Member]	Dec. 31, 2011 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2011 White Cliffs [Member]	Dec. 31, 2011 Fort Union [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan [Member]	Dec. 31, 2010 Incentive Plan [Member]	Dec. 31, 2011 Rendezvous [Member]	Dec. 31, 2011 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2011 Affiliated Entity Member White Cliffs [Member]	Dec. 31, 2011 Third Parties [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2011 Gathering System [Member]	Dec. 31, 2011 Natural Gas Treating Facilities [Member]	Dec. 31, 2011 Natural Gas Processing Facilities [Member]	Dec. 31, 2011 Natural Gas Liquids Pipeline [Member]	Dec. 31, 2011 Interstate Pipeline [Member]	Dec. 31, 2011 Equity Method Investee [Member]	Dec. 31, 2011 Intrastate Pipeline [Member]	Dec. 31, 2011 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2010 Equipment [Member]	Dec. 31, 2011 Pipelines And Equipment [Member]	Dec. 31, 2009 Pipelines And Equipment [Member]	Dec. 31, 2010 Asset Under Construction Member
Assets, number of units																13	7	10	2	1	3	1
Units available under LTIP									2,160,848
Units authorized under LTIP									2,250,000
Ownership interest					50.00%	51.00%								0.40%
Ownership interest by noncontrolling owners													24.00%		25.00%
Bad-debt reserve	$ 17,000		$ 17,000
Natural gas imbalance receivables	2,300,000		400,000
Natural gas imbalance payables	3,100,000		2,600,000
Goodwill	82,100,000		82,100,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity							10,400,000	2,700,000				47,900,000
UVR and UAR Valuation										$ 634.00	$ 215.00
Unguaranteed residual value	4,600,000
Capital lease receivable	700,000
Impairment																								7,300,000	600,000	3,000,000	6,100,000	300,000
Other assets	$ 24,143,000	[1]	$ 8,109,000	[1]																			$ 10,600,000

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.